UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 3.5%
350,034	The Boeing Co.	$32,392,146
814,535	United Technologies Corp.	60,902,782

		93,294,928

Auto Components — 1.4%
987,409	Johnson Controls, Inc.	38,133,736

Biotechnology — 0.8%
280,442	Genentech, Inc.*	21,383,703

Capital Markets — 1.5%
742,785	Morgan Stanley(a)	39,159,625

Commercial Banks — 4.0%
699,260	KeyCorp	18,418,509
377,698	M&T Bank Corp.	34,355,410
1,303,715	Wachovia Corp.(a)	56,059,745

		108,833,664

Commercial Services & Supplies — 1.6%
1,248,193	Waste Management, Inc.	42,837,984

Computers & Peripherals — 4.8%
1,281,301	Hewlett-Packard Co.	65,551,359
614,457	International Business Machines Corp.	64,628,587

		130,179,946

Consumer Finance — 0.8%
353,500	American Express Co.	20,849,430

Diversified Financial Services — 7.1%
618,376	Bank of America Corp.	28,525,685
2,175,609	Citigroup, Inc.	72,447,780
1,984,963	JPMorgan Chase & Co.(a)	90,554,012

		191,527,477

Diversified Telecommunication Services — 5.2%
3,638,721	AT&T, Inc.	139,035,529

Electric Utilities — 6.3%
873,411	Entergy Corp.	104,407,551
350,481	Exelon Corp.	28,413,495
551,724	First Energy Corp.	37,826,197

		170,647,243

Energy Equipment & Services — 2.2%
236,114	Transocean, Inc.*(a)	32,416,091
421,397	Weatherford International Ltd.*	26,387,880

		58,803,971

Food & Staples Retailing — 1.7%
1,106,668	SUPERVALU, Inc.	46,336,189

Food Products — 3.3%
2,494,260	Unilever NV	88,346,689

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 1.3%
569,205	Baxter International, Inc.	$34,078,303

Health Care Providers & Services — 1.3%
416,438	WellPoint, Inc.*	35,068,244

Household Durables — 1.5%
1,474,280	Newell Rubbermaid, Inc.	39,481,218

Industrial Conglomerates — 3.5%
2,490,312	General Electric Co.	95,354,046

Insurance — 6.1%
928,028	American International Group, Inc.	53,946,268
203,667	Everest Re Group Ltd.	21,370,778
213,846	MBIA, Inc.(a)	7,807,518
314,017	PartnerRe Ltd.(a)	25,928,384
298,260	Prudential Financial, Inc.	28,078,196
516,122	The Travelers Cos., Inc.	27,411,239

		164,542,383

Machinery — 0.9%
322,695	Caterpillar, Inc.	23,201,771

Media — 3.1%
4,864,546	Time Warner, Inc.	83,962,064

Metals & Mining — 1.8%
805,118	Nucor Corp.	47,671,037

Multi-Utilities — 1.6%
909,496	PG&E Corp.	42,082,380

Multiline Retail — 1.2%
759,718	J.C. Penney Co., Inc.	33,518,758

Oil, Gas & Consumable Fuels — 16.2%
1,076,171	Devon Energy Corp.	89,117,721
323,012	EOG Resources, Inc.	26,738,933
1,067,960	Exxon Mobil Corp.	95,219,314
1,052,692	Hess Corp.	74,972,724
1,035,513	Occidental Petroleum Corp.	72,247,742
2,279,979	The Williams Companies, Inc.	79,138,071

		437,434,505

Paper & Forest Products — 1.0%
787,782	International Paper Co.	26,587,643

Pharmaceuticals — 4.5%
591,301	Abbott Laboratories	34,005,720
633,797	Johnson & Johnson	42,933,409
919,291	Wyeth	45,137,188

		122,076,317

Real Estate Investment Trusts — 1.6%
595,681	Apartment Investment & Management Co.	23,690,233
213,031	Vornado Realty Trust	19,172,790

		42,863,023

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 0.9%
807,951	Intuit, Inc.*	$23,689,123

Thrifts & Mortgage Finance — 0.4%
343,280	Freddie Mac(a)	12,038,830

Tobacco — 3.3%
1,146,202	Altria Group, Inc.(a)	88,899,427

Wireless Telecommunication Services — 3.4%
5,953,992	Sprint Nextel Corp.	92,405,956

TOTAL COMMON STOCKS		$2,634,325,142

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.4%
Joint Repurchase Agreement Account II
$92,400,000	4.625%	12/03/07	$92,400,000
Maturity Value: $92,435,612

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,726,725,142

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 2.3%
Boston Global Investment Trust — Enhanced Portfolio
62,474,016	4.866%	$62,474,016

TOTAL INVESTMENTS — 103.5%		$2,789,199,158

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(94,348,978)

NET ASSETS — 100.0%		$2,694,850,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS LARGE CAP VAULE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,734,762,814

Gross unrealized gain	228,237,266
Gross unrealized loss	(173,800,922)

Net unrealized security gain	$54,436,344

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 1.7%
405,697	United Technologies Corp.	$30,333,965

Auto Components — 0.5%
236,200	Johnson Controls, Inc.	9,122,044

Beverages — 0.6%
177,800	The Coca-Cola Co.	11,041,380

Capital Markets — 2.7%
284,218	AllianceBernstein Holding LP	23,291,665
459,839	Morgan Stanley	24,242,712

		47,534,377

Commercial Banks — 4.2%
139,900	BB&T Corp.	5,047,592
667,531	FirstMerit Corp.	13,757,814
666,278	KeyCorp	17,549,762
868,302	Wachovia Corp.	37,336,986

		73,692,154

Commercial Services & Supplies — 1.5%
771,753	Waste Management, Inc.	26,486,563

Computers & Peripherals — 2.2%
748,291	Hewlett-Packard Co.	38,282,568

Diversified Consumer Services — 0.5%
432,400	H&R Block, Inc.	8,509,632

Diversified Financial Services — 8.4%
823,720	Bank of America Corp.	37,998,204
1,614,025	Citigroup, Inc.	53,747,032
1,228,722	JPMorgan Chase & Co.	56,054,298

		147,799,534

Diversified Telecommunication Services — 6.3%
2,886,080	AT&T, Inc.	110,277,117

Electric Utilities — 8.8%
194,000	American Electric Power Co., Inc.	9,247,980
146,642	Edison International	8,209,019
578,303	Entergy Corp.	69,130,341
234,254	Exelon Corp.	18,990,972
258,143	First Energy Corp.	17,698,284
619,260	PPL Corp.	31,557,489

		154,834,085

Energy Equipment & Services — 0.8%
105,710	Transocean, Inc.*	14,512,866

Food & Staples Retailing — 0.6%
235,499	SUPERVALU, Inc.	9,860,343

Food Products — 4.1%
583,149	ConAgra Foods, Inc.	14,590,388
1,605,213	Unilever NV	56,856,644

		71,447,032

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — 0.7%
224,300	Equitable Resources, Inc.	$11,856,498

Health Care Equipment & Supplies — 1.1%
333,950	Baxter International, Inc.	19,993,587

Household Durables — 1.4%
939,516	Newell Rubbermaid, Inc.	25,160,238

Household Products — 0.4%
97,393	The Clorox Co.	6,318,858

Industrial Conglomerates — 4.2%
1,939,119	General Electric Co.	74,248,867

Insurance — 5.2%
298,709	American International Group, Inc.	17,363,954
153,900	MBIA, Inc.(a)	5,618,889
121,900	PartnerRe Ltd.(a)	10,065,283
363,710	The Allstate Corp.	18,592,855
206,812	The Hartford Financial Services Group, Inc.	19,713,320
369,000	The Travelers Cos., Inc.	19,597,590

		90,951,891

Leisure Equipment & Products — 0.4%
385,778	Mattel, Inc.	7,707,844

Machinery — 0.5%
127,100	Caterpillar, Inc.	9,138,490

Media — 3.2%
3,278,762	Time Warner, Inc.	56,591,432

Metals & Mining — 1.3%
369,000	Nucor Corp.	21,848,490

Multi-Utilities — 1.1%
402,273	PG&E Corp.	18,613,172
29,300	SCANA Corp.	1,248,473

		19,861,645

Multiline Retail — 0.7%
269,000	J.C. Penney Co., Inc.	11,868,280

Oil, Gas & Consumable Fuels — 18.0%
348,600	Chevron Corp.(a)	30,596,622
708,004	Devon Energy Corp.	58,629,811
703,932	Exxon Mobil Corp.	62,762,577
556,750	Hess Corp.	39,651,735
415,488	Magellan Midstream Partners LP	18,190,065
693,400	Occidental Petroleum Corp.	48,378,518
1,010,345	The Williams Companies, Inc.	35,069,075
557,817	Williams Partners LP	22,943,013

		316,221,416

Paper & Forest Products — 1.0%
539,055	International Paper Co.	18,193,106

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 5.8%
500,800	Abbott Laboratories(a)	$28,801,008
505,969	Johnson & Johnson	34,274,340
758,692	Pfizer, Inc.	18,026,522
418,800	Wyeth	20,563,080

		101,664,950

Real Estate Investment Trusts — 3.6%
507,322	Annaly Capital Management, Inc.	8,731,012
302,107	Apartment Investment & Management Co.	12,014,795
420,500	Brandywine Realty Trust	8,620,250
139,805	Camden Property Trust	7,355,141
876,900	DCT Industrial Trust, Inc.	8,847,921
122,400	Mack-Cali Realty Corp.	4,368,456
153,600	Pennsylvania Real Estate Investment Trust	5,303,808
92,745	Vornado Realty Trust	8,347,050

		63,588,433

Thrifts & Mortgage Finance — 0.3%
225,175	Astoria Financial Corp.	5,638,382

Tobacco — 4.1%
817,392	Altria Group, Inc.	63,396,923
128,182	Reynolds American, Inc.(a)	8,975,304

		72,372,227

Wireless Telecommunication Services — 2.3%
2,635,550	Sprint Nextel Corp.	40,903,736

TOTAL COMMON STOCKS		$1,727,862,030

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock — 0.9%
Freddie Mac
530,162	8.375%	12/31/12	$15,688,286

Repurchase Agreement(b) — 2.3%
Joint Repurchase Agreement Account II
$40,800,000	4.625%	12/03/07	$40,800,000
Maturity Value: $40,815,725

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,784,350,316

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 2.8%
Boston Global Investment Trust — Enhanced Portfolio
48,881,750	4.866%	$48,881,750

TOTAL INVESTMENTS — 104.2%		$1,833,232,066

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(73,762,499)

NET ASSETS — 100.0%		$1,759,469,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,746,361,308

Gross unrealized gain	180,838,657
Gross unrealized loss	(93,967,899)

Net unrealized security gain	$86,870,758

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense — 1.7%
360,503	Alliant Techsystems, Inc.*	$42,117,566
1,175,076	Rockwell Collins, Inc.	84,746,481

		126,864,047

Auto Components — 2.8%
413,207	BorgWarner, Inc.(a)	39,919,928
3,388,262	Johnson Controls, Inc.(a)	130,854,678
1,219,267	Tenneco, Inc.*	36,078,111

		206,852,717

Beverages — 0.4%
1,281,536	Coca-Cola Enterprises, Inc.	33,281,490

Building Products — 0.6%
1,397,791	Lennox International, Inc.	47,301,247

Capital Markets — 2.7%
556,621	Lazard Ltd.	27,085,178
621,726	Legg Mason, Inc.	47,443,911
1,541,709	Northern Trust Corp.	124,863,012

		199,392,101

Chemicals — 3.5%
1,067,748	Airgas, Inc.	52,832,171
782,724	Albemarle Corp.	34,549,437
1,921,569	Celanese Corp.	76,247,858
626,137	Cytec Industries, Inc.	38,407,244
1,048,663	Rockwood Holdings, Inc.*	35,318,970
372,479	Rohm & Haas Co.	20,251,683

		257,607,363

Commercial Banks — 4.9%
1,339,717	Commerce Bancshares, Inc.	60,729,374
3,619,962	KeyCorp	95,349,799
1,500,376	M&T Bank Corp.	136,474,201
2,139,906	Webster Financial Corp.	72,093,433

		364,646,807

Commercial Services & Supplies — 1.6%
7,697,724	Allied Waste Industries, Inc.*(a)	87,831,031
894,028	Monster Worldwide, Inc.*	30,191,325

		118,022,356

Computers & Peripherals — 1.9%
1,926,988	Lexmark International, Inc.*	67,213,341
2,834,601	Seagate Technology	73,104,360

		140,317,701

Construction & Engineering — 0.6%
372,722	Chicago Bridge & Iron Co. N.V.	19,810,174
700,774	KBR, Inc.*	27,904,821

		47,714,995

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services — 1.1%
4,071,323	H&R Block, Inc.	$80,123,637

Diversified Financial Services — 0.7%
1,838,937	CIT Group, Inc.	48,915,724

Diversified Telecommunication Services — 3.5%
7,399,379	Cincinnati Bell, Inc.*	35,221,044
2,748,877	Embarq Corp.	140,055,283
12,596,077	Qwest Communications International, Inc.*(a)	83,511,991

		258,788,318

Electric Utilities — 11.4%
1,461,565	American Electric Power Co., Inc.(a)	69,672,804
4,567,863	DPL, Inc.(a)	138,314,892
2,271,180	Edison International	127,140,656
1,883,457	Entergy Corp.	225,148,450
1,441,307	First Energy Corp.	98,816,008
3,790,093	PPL Corp.	193,143,139

		852,235,949

Electrical Equipment — 0.6%
855,100	Cooper Industries Ltd.	42,943,122

Electronic Equipment & Instruments — 1.7%
2,927,607	Amphenol Corp.(a)	126,911,763

Energy Equipment & Services — 1.8%
1,168,848	Grant Prideco, Inc.*	56,221,589
990,834	Oil States International, Inc.*	31,419,346
938,902	W-H Energy Services, Inc.*	47,414,551

		135,055,486

Food & Staples Retailing — 2.8%
1,540,057	Safeway, Inc.	53,593,983
3,668,670	SUPERVALU, Inc.	153,607,213

		207,201,196

Food Products — 1.7%
355,810	Campbell Soup Co.	13,065,343
2,939,169	ConAgra Foods, Inc.(a)	73,538,008
365,090	General Mills, Inc.	21,960,164
515,798	Smithfield Foods, Inc.*(a)	15,499,730

		124,063,245

Gas Utilities — 0.9%
1,337,805	Equitable Resources, Inc.	70,716,372

Health Care Equipment & Supplies — 0.9%
1,354,715	Edwards Lifesciences Corp.*	66,990,657

Health Care Providers & Services — 0.5%
362,497	Coventry Health Care, Inc.*	20,981,326
394,150	Health Net, Inc.*	19,147,807

		40,129,133

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Technology — 0.9%
2,740,785	IMS Health, Inc.	$63,997,330

Hotels, Restaurants & Leisure — 0.3%
651,027	Boyd Gaming Corp.(a)	25,207,765

Household Durables — 2.5%
806,723	Fortune Brands, Inc.	61,835,318
578,971	KB HOME(a)	12,094,704
4,208,608	Newell Rubbermaid, Inc.	112,706,522

		186,636,544

Household Products — 1.7%
1,919,114	The Clorox Co.	124,512,116

Independent Power Producers & Energy Traders — 0.4%
268,136	Constellation Energy Group, Inc.	26,869,909

Insurance — 7.0%
1,255,694	AMBAC Financial Group, Inc.(a)	34,192,547
1,061,195	Assurant, Inc.(a)	69,433,989
940,884	Everest Re Group Ltd.	98,726,958
868,286	PartnerRe Ltd.	71,694,375
930,377	Philadelphia Consolidated Holding Corp.*	39,615,453
635,788	RenaissanceRe Holdings Ltd.	37,581,429
599,410	Torchmark Corp.	36,971,609
2,458,012	Unum Group(a)	61,057,018
1,093,603	W.R. Berkley Corp.	33,442,380
267,549	Willis Group Holdings Ltd.	10,685,907
456,915	XL Capital Ltd.	26,743,235

		520,144,900

Internet & Catalog Retail — 1.0%
2,564,389	IAC/InterActiveCorp.*	71,366,946

Leisure Equipment & Products — 0.6%
2,413,262	Mattel, Inc.	48,216,975

Life Sciences Tools & Services — 0.9%
2,535,018	PerkinElmer, Inc.	69,155,291

Machinery — 2.3%
799,482	Eaton Corp.	71,401,738
1,244,045	Parker Hannifin Corp.	98,814,494

		170,216,232

Media — 1.0%
18,518,980	Charter Communications, Inc.*(a)	24,445,054
946,593	Lamar Advertising Co.(a)	49,232,302

		73,677,356

Metals & Mining — 2.5%
2,170,681	Commercial Metals Co.	67,095,750
1,488,402	Nucor Corp.	88,128,282

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
595,757	Steel Dynamics, Inc.	$29,972,535

		185,196,567

Multi-Utilities — 2.8%
1,380,823	CMS Energy Corp.(a)	24,067,745
2,428,515	PG&E Corp.(a)	112,367,389
231,019	SCANA Corp.	9,843,720
1,359,206	Wisconsin Energy Corp.	65,024,415

		211,303,269

Multiline Retail — 0.9%
1,449,141	J.C. Penney Co., Inc.	63,936,101

Office Electronics — 0.8%
3,680,049	Xerox Corp.*	62,119,227

Oil, Gas & Consumable Fuels — 10.3%
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	10,022
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	17,731
251,782	EOG Resources, Inc.	20,842,514
3,859,469	Hess Corp.(a)	274,871,382
5,155,417	Range Resources Corp.(c)	209,722,364
7,681,928	The Williams Companies, Inc.	266,639,721

		772,103,734

Paper & Forest Products — 1.5%
4,838,807	Domtar Corp.*	36,774,933
2,288,853	International Paper Co.(a)	77,248,789

		114,023,722

Real Estate Investment Trusts — 6.8%
2,255,516	Annaly Capital Management, Inc.	38,817,430
2,315,046	Apartment Investment & Management Co.(a)	92,069,379
1,608,521	Brandywine Realty Trust(a)	32,974,681
605,528	Camden Property Trust	31,856,828
3,710,106	DCT Industrial Trust, Inc.(a)	37,434,970
2,297,116	Highwoods Properties, Inc.	72,887,491
1,147,017	Liberty Property Trust(a)	35,913,102
728,142	Mack-Cali Realty Corp.	25,987,388
2,026,432	Pennsylvania Real Estate Investment Trust(a)(c)	69,972,697
789,997	Vornado Realty Trust(a)	71,099,730

		509,013,696

Road & Rail — 2.3%
1,023,978	J.B. Hunt Transport Services, Inc.(a)	26,920,381
1,862,383	Landstar System, Inc.	74,085,596

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
298,440	Norfolk Southern Corp.	$15,283,112
1,354,827	Ryder System, Inc.(a)	58,745,299

		175,034,388

Semiconductors & Semiconductor Equipment — 1.2%
816,108	National Semiconductor Corp.	18,656,229
1,813,286	Tessera Technologies, Inc.*	70,029,105

		88,685,334

Software — 0.5%
1,773,409	Activision, Inc.*	39,281,009

Specialty Retail — 0.4%
1,106,608	Ross Stores, Inc.	29,192,319

Thrifts & Mortgage Finance — 1.3%
1,264,637	Astoria Financial Corp.	31,666,510
3,483,780	Hudson City Bancorp, Inc.	53,023,132
732,209	The PMI Group, Inc.(a)	9,687,125

		94,376,767

Tobacco — 0.9%
373,021	Loews Corp. — Carolina Group	33,180,218
537,537	Reynolds American, Inc.(a)	37,638,341

		70,818,559

TOTAL COMMON STOCKS		$7,391,161,482

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(d) — 1.9%
Joint Repurchase Agreement Account II
$141,700,000	4.625%	12/03/07	$141,700,000
Maturity Value: $141,754,614

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$7,532,861,482

	Interest
Shares	Rate	Value
Securities Lending Collateral(e) — 7.2%
Boston Global Investment Trust — Enhanced Portfolio
537,342,464	4.866%	$537,342,464

TOTAL INVESTMENTS — 108.2%		$8,070,203,946

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(610,034,073)

NET ASSETS — 100.0%		$7,460,169,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $17,731, which represents approximately 0.0% of net assets as of November 30, 2007.
(c) Represents an affiliated issuer.
(d) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(e) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,652,194,855

Gross unrealized gain	989,773,811
Gross unrealized loss	(571,764,720)

Net unrealized security gain	$418,009,091

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.1%
Aerospace & Defense — 0.6%
281,995	AAR Corp.*	$9,311,475
34,297	EDO Corp.	1,914,458

		11,225,933

Air Freight & Logistics — 0.5%
302,615	Forward Air Corp.	9,795,648

Airlines — 1.0%
2,192,885	AirTran Holdings, Inc.*(a)	18,617,594

Auto Components — 0.8%
489,323	Tenneco, Inc.*	14,479,068

Biotechnology — 0.6%
846,232	Medarex, Inc.*(a)	10,747,146

Building Products — 2.9%
568,151	Goodman Global, Inc.*	13,436,771
457,682	The Ryland Group, Inc.(a)	10,526,686
10,029	Trex Co., Inc.*(a)	69,100
498,004	Universal Forest Products, Inc.	14,247,894
414,648	Watsco, Inc.(a)	15,030,990

		53,311,441

Capital Markets — 1.3%
270,689	Gladstone Capital Corp.(a)	5,302,797
588,284	Highland Distressed Opportunities, Inc.	5,565,167
406,431	Knight Capital Group, Inc.*	5,425,854
625,799	PennantPark Investment Corp.	7,190,430

		23,484,248

Chemicals — 3.0%
670,559	H.B. Fuller Co.	16,958,437
472,201	KMG Chemicals, Inc.(a)	7,347,448
310,709	Minerals Technologies, Inc.	20,786,432
11,877	Penford Corp.	287,423
1,382,277	PolyOne Corp.*	8,666,877

		54,046,617

Commercial Banks — 13.1%
145,041	Alabama National Bancorp	11,210,219
134,420	Bank of Hawaii Corp.	6,999,249
346,809	Bank of the Ozarks, Inc.(a)	10,088,674
122,055	Bridge Capital Holdings*	2,593,669
515,185	Cardinal Financial Corp.	4,935,472
50,947	Cascade Bancorp(a)	883,421
215,588	Central Pacific Financial Corp.	4,357,034
28,183	Chittenden Corp.	987,251
645,169	CoBiz, Inc.	10,542,061
302,513	Columbia Banking System, Inc.	9,320,426
54,376	East West Bancorp, Inc.	1,465,433
606,418	F.N.B. Corp.(a)	9,405,543
144,470	First Community Bancorp	6,499,705

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
361,014	First Financial Bankshares, Inc.(a)	$14,079,546
956,782	Glacier Bancorp, Inc.(a)	19,049,530
234,635	Hancock Holding Co.(a)	9,200,038
285,797	IBERIABANK Corp.	13,832,575
462,397	Millennium Bankshares Corp.(b)	2,663,407
223,795	Nexity Financial Corp.*	1,635,941
69,517	Pinnacle Financial Partners, Inc.*(a)	2,025,030
142,317	Preferred Bank(a)	3,804,133
583,414	Prosperity Bancshares, Inc.	18,750,926
643,560	Signature Bank*	23,843,898
260,026	Southcoast Financial Corp.*(a)(b)	3,874,387
230,230	Sterling Bancorp	3,075,873
344,638	Sterling Bancshares, Inc.	4,252,833
88,954	Sterling Financial Corp.	1,594,945
162,645	Summit State Bank	1,475,190
256,108	Texas Capital Bancshares, Inc.*	5,398,757
675,145	The Bancorp, Inc.*(b)	10,910,343
84,395	TriCo Bancshares	1,790,018
382,678	United Community Banks, Inc.(a)	7,255,575
253,793	West Coast Bancorp	5,065,708
86,650	Westamerica Bancorp(a)	4,073,417

		236,940,227

Commercial Services & Supplies — 6.1%
1,164,667	Comfort Systems USA, Inc.	13,684,837
149,825	EnergySolutions, Inc.*(a)	3,568,831
406,143	G&K Services, Inc.	16,517,836
1,434,177	IKON Office Solutions, Inc.	18,113,656
442,766	LECG Corp.*	7,022,269
550,652	On Assignment, Inc.*	3,518,666
453,768	Resources Connection, Inc.	9,356,696
435,059	RSC Holdings, Inc.*(a)	5,342,525
205,089	School Specialty, Inc.*(a)	7,319,626
572,900	Waste Connections, Inc.*	18,235,407
182,760	Watson Wyatt Worldwide, Inc.	8,416,098

		111,096,447

Communications Equipment — 2.8%
476,975	Andrew Corp.*	6,992,453
259,789	Black Box Corp.	9,560,235
442,441	Plantronics, Inc.(a)	11,879,541
216,110	Polycom, Inc.*	5,244,990
1,360,363	Tekelec*	16,732,465

		50,409,684

Computers & Peripherals — 2.3%
328,617	Avid Technology, Inc.*(a)	8,718,209
833,956	Electronics for Imaging, Inc.*	19,130,951
476,430	Emulex Corp.*	7,980,203

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Computers & Peripherals — (continued)
709,718	Palm, Inc.(a)	$4,946,734

		40,776,097

Construction & Engineering — 0.0%
747,791	Modtech Holdings, Inc.*	687,968

Containers & Packaging — 0.4%
1,650,685	Caraustar Industries, Inc.*(b)	6,817,329

Diversified Consumer Services — 0.2%
111,944	Bright Horizons Family Solutions, Inc.*	4,230,364

Diversified Financial Services — 1.0%
446,030	Compass Diversified Trust	6,641,387
515,347	Financial Federal Corp.(a)	11,384,015

		18,025,402

Diversified Telecommunication Services — 0.4%
526,143	Premiere Global Services, Inc.*	7,250,251

Electric Utilities — 4.6%
561,650	Cleco Corp.	15,692,501
1,460,665	El Paso Electric Co.*	37,553,697
55,574	MGE Energy, Inc.	1,948,980
334,651	Sierra Pacific Resources	5,755,997
126,279	The Empire District Electric Co.(a)	2,909,468
145,334	Unisource Energy Corp.	4,495,181
552,319	Westar Energy, Inc.(a)	14,310,586

		82,666,410

Electrical Equipment — 1.0%
106,881	Belden CDT, Inc.	4,921,870
133,604	Franklin Electric Co., Inc.(a)	5,205,212
540,123	GrafTech International Ltd.*	8,679,776

		18,806,858

Electronic Equipment & Instruments — 1.2%
64,607	Anixter International, Inc.*(a)	4,167,152
278,517	Benchmark Electronics, Inc.*	4,999,380
258,337	Insight Enterprises, Inc.*	5,117,656
167,670	MTS Systems Corp.	6,872,793

		21,156,981

Energy Equipment & Services — 1.7%
500,700	Oil States International, Inc.*	15,877,197
282,193	W-H Energy Services, Inc.*	14,250,746

		30,127,943

Food & Staples Retailing — 1.7%
932,954	Casey’s General Stores, Inc.	27,055,666

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
100,080	Nash Finch Co.(a)	$3,571,855

		30,627,521

Gas Utilities — 1.4%
17,765	Piedmont Natural Gas Co., Inc.(a)	462,601
425,282	South Jersey Industries, Inc.	15,692,906
312,171	Southwest Gas Corp.	9,027,985

		25,183,492

Health Care Equipment & Supplies — 2.6%
1,241,970	American Medical Systems Holdings, Inc.*(a)	16,977,730
1,222,558	Cardiac Science Corp.*(b)	10,306,164
257,710	Edwards Lifesciences Corp.*(a)	12,743,759
460,621	Symmetry Medical, Inc.*	7,756,858

		47,784,511

Health Care Providers & Services — 1.3%
23,460	LHC Group, Inc.*	600,576
243,875	Owens & Minor, Inc.	9,576,971
671,093	PSS World Medical, Inc.*	12,871,564

		23,049,111

Hotels, Restaurants & Leisure — 2.2%
279,228	Boyd Gaming Corp.	10,811,708
362,857	California Pizza Kitchen, Inc.*	5,773,055
456,409	CEC Entertainment, Inc.*	13,007,656
358,154	Einstein Noah Restaurant Group, Inc.*	6,393,049
218,995	Isle of Capri Casinos, Inc.*	3,828,033

		39,813,501

Household Durables — 0.1%
51,635	Jarden Corp.*	1,361,099

Insurance — 5.6%
1,422,910	American Equity Investment Life Holding Co.(a)	12,820,419
368,271	Aspen Insurance Holdings Ltd.	10,606,205
337,167	Donegal Group, Inc.	5,694,750
386,913	Max Capital Group Ltd.	10,953,507
839,563	Meadowbrook Insurance Group, Inc.*	7,715,584
357,211	National Atlantic Holdings Corp.*	1,807,488
119,664	Navigators Group, Inc.*	7,024,277
392,026	ProAssurance Corp.*	21,498,706
705,433	ProCentury Corp.(b)	9,925,442
169,555	RLI Corp.	10,110,565

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
352,033	Security Capital Assurance Ltd.(a)	$2,492,393

		100,649,336

Internet Software & Services — 1.1%
1,328,641	Ariba, Inc.*(a)	15,770,969
802,041	RealNetworks, Inc.*	4,948,593

		20,719,562

IT Services — 0.3%
83,984	Hewitt Associates, Inc.*	3,149,400
61,328	MAXIMUS, Inc.	2,391,792

		5,541,192

Machinery — 3.6%
438,790	Actuant Corp.	13,896,479
47,887	Astec Industries, Inc.*	1,798,636
752,968	Commercial Vehicle Group, Inc.*	10,037,064
426,288	Mueller Industries, Inc.	12,886,686
166,352	RBC Bearings, Inc.*	6,118,427
174,345	Tennant Co.	7,641,541
1,911,954	Wabash National Corp.(b)	13,211,602

		65,590,435

Media — 0.6%
694,498	RCN Corp.*	10,084,111

Metals & Mining — 1.4%
309,822	Commercial Metals Co.	9,576,598
112,906	Kaiser Aluminum Corp.	8,032,133
298,277	Olympic Steel, Inc.	7,796,961

		25,405,692

Multiline Retail — 0.5%
481,897	Big Lots, Inc.*(a)	8,997,017

Oil, Gas & Consumable Fuels — 3.7%
651,407	Concho Resources, Inc.*	12,285,536
629,814	Parallel Petroleum Corp.*	12,060,938
372,013	Range Resources Corp.	15,133,489
969,346	Rex Energy Corp.*	9,586,832
419,258	Williams Partners LP	17,244,081

		66,310,876

Personal Products — 0.7%
539,322	Elizabeth Arden, Inc.*	12,959,908

Real Estate Investment Trusts — 7.8%
408,909	Acadia Realty Trust	10,791,109
537,742	American Campus Communities, Inc.	13,906,008
533,631	BioMed Realty Trust, Inc.	12,049,388
376,588	Brandywine Realty Trust	7,720,054
361,221	Cogdell Spencer, Inc.	5,696,455
361,300	Digital Realty Trust, Inc.	13,787,208

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
157,531	Entertainment Properties Trust	$8,394,827
411,141	Lexington Corporate Properties Trust(a)	7,273,084
650,261	National Retail Properties, Inc.(a)	15,924,892
884,142	Omega Healthcare Investors, Inc.	14,296,576
537,689	Parkway Properties, Inc.(a)	21,276,354
899,725	U-Store-It Trust	9,042,236

		140,158,191

Road & Rail — 0.7%
709,188	Heartland Express, Inc.(a)	10,304,501
63,896	Landstar System, Inc.	2,541,783

		12,846,284

Semiconductors & Semiconductor Equipment — 2.9%
608,392	AMIS Holdings, Inc.*	4,666,367
268,812	ATMI, Inc.*	8,088,553
2,240,063	Cirrus Logic, Inc.*	12,768,359
262,236	FormFactor, Inc.*	9,949,234
864,981	Integrated Device Technology, Inc.*	10,492,219
172,980	Tessera Technologies, Inc.*	6,680,488

		52,645,220

Software — 3.2%
513,017	ACI Worldwide, Inc.*	11,712,178
478,970	Intervoice, Inc.*	4,684,327
183,245	Macrovision Corp.*	4,566,465
377,046	MSC.Software Corp.*	4,980,778
990,197	Parametric Technology Corp.*	16,536,290
236,296	Progress Software Corp.*	7,474,042
292,137	Sybase, Inc.*	7,490,393

		57,444,473

Specialty Retail — 3.2%
461,320	Aaron Rents, Inc.(a)	9,277,145
161,073	Aeropostale, Inc.*	4,115,415
466,103	Asbury Automotive Group, Inc.	7,802,564
728,872	Cache, Inc.*	9,759,596
1,082,633	Charming Shoppes, Inc.*	5,986,961
201,499	Gymboree Corp.*	6,722,007
364,287	Hot Topic, Inc.*	2,298,651
93,059	Lithia Motors, Inc.(a)	1,451,720
624,479	Pacific Sunwear of California, Inc.*(a)	10,228,966

		57,643,025

Textiles, Apparel & Luxury Goods — 1.0%
272,629	Fossil, Inc.*(a)	11,815,741
342,838	K-Swiss, Inc.	6,222,510

		18,038,251

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — 1.6%
206,330	Berkshire Hills Bancorp, Inc.	$5,007,629
814,414	Brookline Bancorp, Inc.(a)	8,347,743
327,445	First Niagara Financial Group, Inc.	4,070,141
114,900	Flushing Financial Corp.	1,845,294
375,605	NewAlliance Bancshares, Inc.	4,845,305
159,106	Washington Federal, Inc.	3,734,218
16,249	WSFS Financial Corp.	907,994

		28,758,324

Trading Companies & Distributors — 2.4%
451,337	Applied Industrial Technologies, Inc.	13,634,891
227,418	NuCo2, Inc.*	6,272,188
810,943	UAP Holding Corp.	24,255,305

		44,162,384

TOTAL COMMON STOCKS		$1,720,473,172

Exchange Traded Fund(a) — 3.6%
901,187	iShares Russell 2000 Value Index Fund	$64,705,226

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.9%
Joint Repurchase Agreement Account II
$34,800,000	4.625%	12/03/07	$34,800,000
Maturity Value: $34,813,412

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,819,978,398

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 10.7%
Boston Global Investment Trust — Enhanced Portfolio
193,574,200	4.866%	$193,574,200

TOTAL INVESTMENTS — 111.3%		$2,013,552,598

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.3)%		(204,340,033)

NET ASSETS — 100.0%		$1,809,212,565

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,967,404,108

Gross unrealized gain	230,732,430
Gross unrealized loss	(184,583,940)

Net unrealized security gain	$46,148,490

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VALUE EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Large Cap Value	$92,400,000

Growth and Income	40,800,000

Mid Cap Value	141,700,000

Small Cap Value	34,800,000

GOLDMAN SACHS VALUE EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	4.64%	12/03/07	$3,001,160,000

Banc of America Securities LLC	500,000,000	4.62	12/03/07	500,192,500

Banc of America Securities LLC	3,550,000,000	4.63	12/03/07	3,551,369,708

Barclays Capital PLC	3,500,000,000	4.63	12/03/07	3,501,350,417

Citigroup Global Markets, Inc.	3,000,000,000	4.63	12/03/07	3,001,157,500

Credit Suisse Securities (USA) LLC	2,000,000,000	4.61	12/03/07	2,000,768,334

Deutsche Bank Securities, Inc.	4,310,000,000	4.63	12/03/07	4,311,662,942

Greenwich Capital Markets	1,000,000,000	4.63	12/03/07	1,000,385,833

Merrill Lynch	3,000,000,000	4.61	12/03/07	3,001,152,500

UBS Securities LLC	3,110,000,000	4.61	12/03/07	3,111,194,758

TOTAL				$26,980,394,492

At November 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.375% to 5.250%, due 07/15/08 to 04/21/14; Federal Home Loan Bank, 0.000% to 5.260%, due 12/07/07 to 09/08/08; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 12/12/07 to 11/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 12/03/07 to 10/01/47 and U.S. Treasury Notes, 3.875% to 4.750%, due 02/15/13 to 03/31/11. The aggregate market value of the collateral, including accrued interest, was $27,588,535,976.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.